UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Arizona Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.11%
Corporate Revenue Bonds – 9.29%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43 ●	1,500,000	$1,671,705
(Southern California Education Co.) Series A 5.00%
6/1/35	2,400,000	2,708,160
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,247,400
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,251,420
		7,878,685
Education Revenue Bonds – 25.26%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,658,550
Arizona State University
Series D 5.00% 7/1/41	1,250,000	1,494,650
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,073,760
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	741,015
5.125% 5/15/40	1,305,000	1,471,975
Northern Arizona University
5.00% 6/1/36	475,000	541,676
5.00% 6/1/41	1,240,000	1,414,059
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,064,740
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,337,013
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	515,305
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,098,090
6.30% 7/1/42	500,000	554,975
6.40% 7/1/47	500,000	556,370
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	500,000	598,185
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,244,980
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	1,002,640
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	685,335

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	$982,019
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,211,720
Series A 5.00% 6/1/38	1,000,000	1,188,290
		21,435,347
Electric Revenue Bonds – 7.47%
Mesa Utilities System Revenue
5.00% 7/1/18 (NATL-RE)	1,500,000	1,629,900
Pinal County Electric District No. 3
5.25% 7/1/41	2,000,000	2,317,920
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,186,530
Series A 5.00% 12/1/45	1,000,000	1,204,840
		6,339,190
Healthcare Revenue Bonds – 16.35%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,685,115
Series A 5.00% 1/1/44	1,000,000	1,153,040
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,104,798
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,161,700
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,817,525
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,654,245
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,315,380
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33	2,000,000	2,283,320
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	342,893
Series A 5.25% 8/1/32	300,000	354,633
		13,872,649

2     NQ- 322 [5/16] 7/16 (17021)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.82%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	$1,003,180
Arizona State Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,692,645
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A 5.00%
7/1/36	350,000	390,712
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,000
		4,088,537
Local General Obligation Bonds – 1.43%
City of Chandler
5.00% 7/1/23	750,000	932,617
Pinal County Community College District
4.00% 7/1/31	250,000	281,190
		1,213,807
Pre-Refunded Bonds – 11.13%
Arizona Department of Transportation State Highway Fund
Revenue
Series A 5.00% 7/1/29-18 §	1,115,000	1,211,436
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	388,760
Coconino & Yavapai Counties Joint Unified School District
No. 9
(Sedona Oak Creek Project of 2007) Series B 5.375%
7/1/28-19 §	1,350,000	1,532,628
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,049,520
Glendale Industrial Development Authority Hospital
Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	2,205,000	2,343,782
University of Arizona Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	2,915,200
		9,441,326
Special Tax Revenue Bonds – 12.82%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/32	1,500,000	1,836,810
Subordinated Series A 5.00% 7/1/38	750,000	888,180

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	$1,201,550
Flagstaff Aspen Place Sawmill Improvement District
Revenue
5.00% 1/1/32	195,000	195,690
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,390,137
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	658,236
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	608,122
Series A 5.25% 1/1/36	705,000	799,146
Marana Tangerine Farm Road Improvement District
Revenue
4.60% 1/1/26	616,000	617,977
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,181,080
Queen Creek Improvement District No. 1
5.00% 1/1/32	860,000	862,365
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	637,210
		10,876,503
Transportation Revenue Bonds – 5.44%
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,169,230
Series A 5.25% 7/1/33	1,250,000	1,410,875
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	2,033,587
		4,613,692
Water & Sewer Revenue Bonds – 4.10%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,261,130
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	507,364
5.00% 1/1/31	600,000	746,196
City of Mesa Utility System Revenue
4.00% 7/1/31	850,000	965,439
		3,480,129
Total Municipal Bonds (cost $76,287,938)		83,239,865

4     NQ- 322 [5/16] 7/16 (17021)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.59%
Variable Rate Demand Notes – 0.59%
Phoenix Industrial Development Authority
(Southwest Human Development Project)
0.47% 4/1/28 (LOC – Wells Fargo Bank N.A.)	100,000	100,000
(Mayo Clinic)
0.27% 11/15/52	400,000	400,000
Total Short-Term Investments (cost $500,000)		500,000

Total Value of Securities – 98.70%
(cost $76,787,938)		83,739,865

Receivables and Other Assets Net of Liabilities – 1.30%		1,098,968
Net Assets Applicable to 7,235,877 Shares Outstanding – 100.00%		$84,838,833

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $1,662,925, which represents 1.96% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes
Delaware Tax-Free Arizona Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Insured Funds (Trust) – Delaware Tax-Free Arizona Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$76,787,938
Aggregate unrealized appreciation	6,951,927
Aggregate unrealized depreciation	—
Net unrealized appreciation	$6,951,927

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

6     NQ- 322 [5/16] 7/16 (17021)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$83,239,865
Short-Term Investments	500,000
Total Value of Securities	$83,739,865

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: